Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Exposure	£ 240,406	£ 202,609
Accumulated impairment
Disclosure of credit risk exposure [line items]
Exposure	(802)	(729)
Upside
Disclosure of credit risk exposure [line items]
Exposure	338,669	293,493
Upside | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	810	730
Upside | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	242,700	201,290
Upside | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	423	357
Upside | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	217,496	180,339
Upside | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	90	87
Upside | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,988	4,979
Upside | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	66	62
Upside | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	29,135	27,361
Upside | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	321	311
Upside | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	61,846	59,863
Upside | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Base case
Disclosure of credit risk exposure [line items]
Exposure	338,669	293,493
Base case | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	851	761
Base case | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	242,700	201,290
Base case | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	452	381
Base case | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	217,496	180,339
Base case | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	106	100
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,988	4,979
Base case | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	66	62
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	29,135	27,361
Base case | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	333	318
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	61,846	59,863
Base case | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Downside 1
Disclosure of credit risk exposure [line items]
Exposure	338,669	293,493
Downside 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	944	899
Downside 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	242,700	201,290
Downside 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	523	483
Downside 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	217,496	180,339
Downside 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	150	177
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,988	4,979
Downside 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	68	64
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	29,135	27,361
Downside 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	353	352
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	61,846	59,863
Downside 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Downside 2
Disclosure of credit risk exposure [line items]
Exposure	338,669	293,493
Downside 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1,198	1,119
Downside 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	242,700	201,290
Downside 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	745	689
Downside 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	217,496	180,339
Downside 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	330	366
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,988	4,979
Downside 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	67	64
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	29,135	27,361
Downside 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	386	366
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	61,846	59,863
Downside 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Weighted
Disclosure of credit risk exposure [line items]
Exposure	338,669	293,493
Weighted | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	889	812
Weighted | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	242,700	201,290
Weighted | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	487	426
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	217,496	180,339
Weighted | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	136	137
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,988	4,979
Weighted | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	67	63
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	29,135	27,361
Weighted | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	335	323
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	61,846	59,863
Weighted | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0